Called up share capital and other equity instruments	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Called up share capital and other equity instruments

30	Called up share capital and other equity instruments
Issued and fully paid

HSBC Bank plc £1.00 ordinary shares
	2023		2022
	Number	£m	Number	£m
At 1 Jan	796,969,112	797	796,969,111	797
At 31 Dec	796,969,113	797	796,969,112	797

HSBC Bank plc share premium
	2023[1]	2022
	£m	£m
At 31 Dec	1,004	420
1 Increase relates to share premium on issuance of 1 ordinary Share (£1/ per Share) to HSBC Holdings plc ('HGHQ').

Total called up share capital and share premium
	2023	2022
	£m	£m
At 31 Dec	1,801	1,217

HSBC Bank plc $0.01 non-cumulative third dollar preference shares
	2023		2022
	Number	£000	Number	£000
At 1 Jan and 31 Dec	35,000,000	172	35,000,000	172
The bank has no obligation to redeem the preference shares but may redeem them in part or in whole at any time, subject to prior notification to the Prudential Regulation Authority ('PRA'). Dividends on the preference shares in issue are paid annually at the sole and absolute discretion of the Board of Directors. The Board of Directors will not declare a dividend on the preference shares in issue if (i) payment of the dividend would cause a breach of the capital adequacy requirements of the bank (or its subsidiary undertakings) under applicable laws or regulations or (ii) the distributable profits of the bank are insufficient to enable the payment in full or in part (as applicable) of the dividends on the preference shares in issue. If either the solo or consolidated Common Equity Tier 1 Capital Ratio of the bank as of any date falls below 7.00% (a so-called 'right conversion event'), the rights attaching to the preference shares shall be altered irrevocably and permanently such that they have the same rights attaching to them as ordinary shares. Holders of the preference shares in issue will be able to attend any general meetings of shareholders of the bank and to vote on any resolution proposed to vary or abrogate any of the rights attaching to the preference shares or any resolution proposed to reduce the paid up capital of the preference shares. If the dividend payable on the preference shares in issue has not been paid in full for the most recent dividend period, if a rights conversion event has occurred or if any resolution is proposed for the winding-up of the bank or the sale of its entire business then, in such circumstances, holders of preference shares will be entitled to vote on all matters put to general meetings. In the case of unpaid dividends, the holders of preference shares in issue will be entitled to attend and vote at any general meetings until such time as dividends on the preference shares for the most recent dividend period have been paid in full, or a sum set aside for such payment in full, in respect of one dividend period. All shares in issue are fully paid.
Other equity instruments

HSBC Bank plc additional tier 1 instruments
		First call date	2023	2022
			£m	£m
€1,900m	5.950% Undated Subordinated Resettable Additional Tier 1 instrument 2015[1]	Dec 2020	1,388	1,388
€235m	5.650% Undated Subordinated Resettable Additional Tier 1 instrument 2016[1]	Jan 2022	197	197
€300m	3.813% Undated Subordinated Resettable Additional Tier 1 instrument 2018[1]	Mar 2023	263	263
£555m	5.063% Undated Subordinated Resettable Additional Tier 1 instrument 2018[1]	Mar 2023	555	555
£500m	4.750% Undated Subordinated Resettable Additional Tier 1 instrument 2019	Nov 2024	500	500
€250m	3.500% Undated Subordinated Resettable Additional Tier 1 instrument 2019	Nov 2024	213	213
£431m	4.551% Undated Subordinated Resettable Additional Tier 1 instrument 2019	Dec 2024	431	431
€200m	5.039% Undated Subordinated Resettable Additional Tier 1 instrument 2019	Jan 2025	175	175
€250m	FRN Undated Subordinated Resettable Additional Tier 1 instruments 2022[2]	Mar 2027	208	208
At 31 Dec			3,930	3,930
1 Instruments are contractually callable on any interest payment date after the first call date. Interest rates reset every five years if not called.
2 Interest is floating, based on 3 month EURIBOR + 4.060%.
These instruments are held by HSBC Holdings plc. The bank has issued capital instruments that are included in the group’s capital base as fully CRR II compliant additional tier 1 capital.
Interest on these instruments will be due and payable only at the sole discretion of the bank, and the bank has sole and absolute discretion at all times and for any reason to cancel (in whole or in part) any interest payment that would otherwise be payable on any date. There are limitations on the payment of principal, interest or other amounts if such payments are prohibited under UK banking regulations, or other requirements, if the bank has insufficient distributable items reserves or if the bank fails to satisfy the solvency condition as defined in the instruments terms.
The instruments are undated and are repayable, at the option of the bank, in whole at the initial call date, or on any Interest Payment Date after the initial call date. In addition, the instruments are repayable at the option of the bank in whole for certain regulatory or tax reasons. Any repayments require the prior consent of the Prudential Regulation Authority. These instruments rank pari passu with the bank’s most senior class or classes of issued preference shares and therefore ahead of ordinary shares. These instruments will be written down in whole, together with any accrued but unpaid interest if either the group’s solo or consolidated Common Equity Tier 1 Capital Ratio falls below 7.00%.